                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               ------------
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Menno Insurance Service d/b/a MMA Capital Management
                  --------------------------------------------------------------
Address:          1110 North Main Street
                  --------------------------------------------------------------
                  Goshen
                  --------------------------------------------------------------
                  Indiana  46528
                  --------------------------------------------------------------

13F File Number:  28-6988
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Howard L. Brenneman
                  --------------------------------------------------------------
Title:            President
                  --------------------------------------------------------------
Phone:            219/533-9511
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Howard L. Brenneman             Goshen, IN            October 30, 2002
            [Signature]                  [City, State]               Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 -0-
                                                --------------
Form 13F Information Table Entry Total:            242,175,705
                                                --------------
Form 13F Information Table Value Total:         $  249,063,757
                                                ==============
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.                       13F File Number    Name

                                     28-
           ----------                   ------------    ------------------------
           [Repeat as necessary.]

MENNO INSURANCE SERVICE


                                                               Fair Market
Issuer                       Title of Class      Cusip            Value        Shares   Investment Discretion     Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                 Common        00163T109      2,810,958        97,265   Sole                     Sole     97265

AOL Time Warner Inc               Common        00184A105      1,909,124       163,173   Sole                     Sole     163173

AT&T Corp                         Common        001957109        281,791        23,463   Sole                     Sole     23463

AT&T Wireless Services Inc        Common        00209A106        691,740       167,898   Sole                     Sole     167898

Air Products & Chemicals Inc      Common        009158106      4,248,177       101,123   Sole                     Sole     101123

Albertson's Inc                   Common        013104104      2,437,551       100,892   Sole                     Sole     100892

Allstate Corp                     Common        020002101      5,564,677       156,531   Sole                     Sole     156531

Altera Corporation                Common        021441100        610,368        70,400   Sole                     Sole     70400

American International Group      Common        026874107      5,604,343       102,456   Sole                     Sole     102456

Anadarko Petroleum Corp           Common        032511107      2,974,114        66,774   Sole                     Sole     66774

Applied Materials                 Common        038222105        753,060        65,200   Sole                     Sole     65200

BP PLC                            Common        055622104      6,317,846       158,342   Sole                     Sole     158342

Bank of America Corp              Common        060505104      6,193,385        97,075   Sole                     Sole     97075

Bank One Corp                     Common        06423A103      4,724,742       126,330   Sole                     Sole     126330

Bellsouth Corp                    Common        079860102        200,969        10,946   Sole                     Sole     10946

Biomet Inc                        Common        090613100      4,555,741       171,076   Sole                     Sole     171075.5

Cardinal Health Inc               Common        14149Y108      8,344,130       134,150   Sole                     Sole     134150

Chubb Corp                        Common        171232101      5,027,198        91,687   Sole                     Sole     91687

Cisco Systems Inc                 Common        17275R102      2,181,674       208,175   Sole                     Sole     208175

Citigroup Inc                     Common        172967101      5,789,696       195,268   Sole                     Sole     195268

ConocoPhillips                    Common        20825C104        211,246         4,568   Sole                     Sole     4568.47

Darden Restaurants Inc            Common        237194105      2,404,705        99,204   Sole                     Sole     99204

Dell Computer Corp                Common        247025109      2,238,740        95,225   Sole                     Sole     95225

Dollar General Corp               Common        256669102      3,066,537       228,505   Sole                     Sole     228505

Dura Automotive Systems           Preferred     26632M201        480,000        25,000   Sole                     Sole     25000

EMC Corp / Mass                   Common        268648102        103,657        22,682   Sole                     Sole     22682

Ensco International               Common        26874Q100      2,571,408       102,692   Sole                     Sole     102692

Emerson Electric Co               Common        291011104      5,647,125       128,519   Sole                     Sole     128519


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

                                                               Fair Market
Issuer                       Title of Class      Cusip            Value        Shares   Investment Discretion     Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage        Common        313400301        268,040         4,795   Sole                     Sole     4795

Federal National Mortgage Assn    Common        313586109      7,321,932       122,975   Sole                     Sole     122975

Fifth Third Bancorp               Common        316773100      5,296,395        86,500   Sole                     Sole     86500

First Data Corp                   Common        319963104      2,113,020        75,600   Sole                     Sole     75600

Ford Motor Co                     Common        345370860         98,559        10,057   Sole                     Sole     10057

Gannett Co                        Common        364730101      3,123,590        43,275   Sole                     Sole     43275

Gillette Company                  Common        375766102      3,063,600       103,500   Sole                     Sole     103500

Hewlett Packard Co                Common        428236103        217,295        18,620   Sole                     Sole     18620

Intel Corp                        Common        458140100      2,886,342       207,800   Sole                     Sole     207800

JP Morgan Chase & Co              Common        46625H100        224,367        11,815   Sole                     Sole     11815

Jabil Circuit Inc                 Common        466313103      1,754,977       118,740   Sole                     Sole     118740

Johnson & Johnson                 Common        478160104      9,127,190       168,772   Sole                     Sole     168772

Kimberly-Clark Corp               Common        494368103      4,879,536        86,150   Sole                     Sole     86150

Lowe's Companies                  Common        548661107      4,869,675       117,625   Sole                     Sole     117625

Lucent Technologies Inc           Common        549463107         12,855        16,914   Sole                     Sole     16914

Masco Corp                        Common        574599106      5,044,096       258,010   Sole                     Sole     258010

Medtronic, Inc                    Common        585055106      7,765,875       184,375   Sole                     Sole     184375

Merck & Co Inc                    Common        589331107      4,251,030        93,000   Sole                     Sole     93000

Microsoft Corp                    Common        594918104      6,348,861       145,150   Sole                     Sole     145150

Morgan Stanley                    Common        617446448        221,474         6,537   Sole                     Sole     6537

Newell Rubbermaid, Inc            Common        651229106      3,479,821       112,725   Sole                     Sole     112725

Norfolk Southern Corp             Common        655844108      2,923,714       144,810   Sole                     Sole     144810

Nortel Networks Corp              Common        656568102          8,563        15,857   Sole                     Sole     15857

Oracle Corp                       Common        68389X105      2,527,972       321,625   Sole                     Sole     321625

Pepsico Inc                       Common        713448108      7,910,071       214,075   Sole                     Sole     214075

Pfizer Inc                        Common        717081103      7,591,632       261,600   Sole                     Sole     261600

Pitney Bowes Inc                  Common        724479100      5,410,450       177,450   Sole                     Sole     177450

Procter & Gamble Co               Common        742718109      8,200,615        91,750   Sole                     Sole     91750

Protective Life                   Common        743674103      2,738,530        89,000   Sole                     Sole     89000

SBC Communications Inc            Common        78387G103      2,978,116       148,165   Sole                     Sole     148165


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Monday, October 28, 2002                                           Page 2 of 3

                                                               Fair Market
Issuer                       Title of Class      Cusip            Value        Shares   Investment Discretion     Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------

Safeway Inc                       Common        786514208      4,426,438       198,495   Sole                     Sole     198495

Sara Lee Corp                     Common        803111103      3,051,686       166,850   Sole                     Sole     166850

Schlumberger Ltd                  Common        806857108      1,460,480        37,974   Sole                     Sole     37974

Scientific-Atlanta Inc            Common        808655104        983,736        78,636   Sole                     Sole     78636

Sonoco Products                   Common        835495102      4,057,893       190,422   Sole                     Sole     190422

Sun Microsystems Inc              Common        866810104        660,491       255,016   Sole                     Sole     255016

Target Corp                       Common        87612E106      5,900,310       199,875   Sole                     Sole     199875

Texas Instruments Inc             Common        882508104      1,457,326        98,668   Sole                     Sole     98668

Thomas & Betts Corp               Common        884315102      2,270,956       161,175   Sole                     Sole     161175

Travelers Property Casualty       Common        89420G406        229,595        16,969   Sole                     Sole     16969.31

U.S. Bancorp                      Common        902973304        210,772        11,344   Sole                     Sole     11344

Verizon Communications Inc        Common        92343V104      2,835,897       103,349   Sole                     Sole     103349

Wabash National Corp              Common        929566107      1,498,976       277,075   Sole                     Sole     277075

Wachovia Corp                     Common        929903102        273,550         8,368   Sole                     Sole     8368

Wells Fargo Company               Common        949746101      8,594,778       178,463   Sole                     Sole     178463

Williams Companies Inc            Common        969457100        763,713       337,926   Sole                     Sole     337926

Transocean Sedco Forex Inc        Common        G90078109      2,896,213       139,241   Sole                     Sole     139241

Aggregate Total                                              249,063,757     9,232,419














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Monday, October 28, 2002                                           Page 3 of 3

FMV OF ALL LISTED SECURITIES

Sum Of Fair Market Value
------------------------
                242,175,705.00

































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